Nicholas Money Market Fund Inc
Nicholas Money Market Fund, Inc. SUMMARY
Investment Objective
The Fund’s primary investment objective is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Nicholas Money Market Fund Inc
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Wire Redemption Fee	15
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Nicholas Money Market Fund Inc
Management Fees	[1]	0.30%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[1]	0.22%
Total Annual Fund Operating Expenses	[1]	0.52%
[1]	Management Fees, Other Expenses and Total Annual Fund Operating Expenses do not reflect the Adviser's voluntary absorption of Fund expenses. After reimbursement of expenses, Management Fees, Other Expenses and Total Annual Fund Operating Expenses were 0.00%, 0.20%, and 0.20%, respectively. Currently the Adviser has agreed to voluntarily absorb management fees of 0.30% of the average net assets on an annual basis. The Adviser may decrease or discontinue its absorption of the Fund's expenses at any time in its sole discretion.

The Fund’s adviser, Nicholas Company, Inc. (the “Adviser”), has or may voluntarily undertake to waive a portion of the Fund’s management fee to the extent necessary to assist the Fund in attempting to avoid a negative yield. There is no guarantee that the Fund will avoid a negative yield. Such undertaking may be amended or withdrawn at any time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	One Year	Three Year	Five Year	Ten Year
Nicholas Money Market Fund Inc	53	167	291	653

Principal Investment Strategies

The Fund is managed to provide a stable share price of $1.00, but there can be no assurance that the net asset value per share will not vary. The Fund invests only in short-term instruments (maturing in 397 days or less) and primarily invests in commercial paper, variable rate demand notes, other corporate debt instruments that meet specific credit quality and maturity standards (as discussed further herein), government securities, and financial institution obligations. Financial institution obligations include certificates of deposit and banker’s acceptances.

Money market funds, such as the Fund, must meet certain portfolio credit quality, maturity and diversification standards established by the SEC under the Investment Company Act of 1940. These standards include requirements to maintain high credit quality in its portfolio, maintain a short average portfolio maturity to minimize the effects of changes in interest rates on the value of the portfolio and to diversify the Fund’s investments among issuers to reduce the effects of a default by any one issuer on the value of the Fund’s shares. The Fund manages its portfolio subject to these strict SEC guidelines. To minimize the effect of changing interest rates on the net asset value of the Fund’s shares, the Fund intends to keep the weighted average maturity of its holdings to 60 days or less.

The Fund’s Adviser uses its best judgment in selecting investments, taking into consideration interest rates, terms and marketability of obligations as well as the capitalization, earnings, liquidity and other indicators of the financial condition of the issuer in arriving at investment decisions.

Principal Risks of Investing

Money market funds are managed to maintain a $1.00 price per share. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. For example, there are risks that the Fund’s holdings could have their credit ratings downgraded, or an issuer could default, or that interest rates could rise sharply, thereby causing the value of the Fund’s securities (and its share price) to fall. As a result, there is a risk that the price of the Fund’s shares could fall below $1.00.

In addition, the Fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. There also is no guarantee that the Fund’s return will equal or exceed the rate of inflation.

As with all mutual funds, there is no guarantee that the Fund will achieve its goals.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency of the U.S. government. Although the Fund tries to maintain a $1.00 per share price, it is possible to lose money by investing in the Fund.

Performance
The bar chart shown below provides some indication of the risks of investing in the Fund. The chart shows the variability of the Fund’s total return for the last ten calendar years. Variability of returns is one measure of the risks of investing in money market funds. The Fund’s returns, as shown below, have reflected changes in prevailing interest rates. Updated performance information for the Fund is available on our website at www.nicholasfunds.com.

For the ten calendar year periods shown in the above bar chart, the highest quarterly return was 1.23% (for the quarter ended December 31, 2006) and the lowest quarterly return was 0.00% (for each quarter ended in 2011).

This next table shows how the Fund’s average annual total returns for the one, five and ten year periods ending on December 31, 2011 (the Fund’s most recently completed calendar year), compared to the returns of the Consumer Price Index (“CPI”).

Average Annual Total Returns	One Year	Five Year	Ten Year
Nicholas Money Market Fund Inc	none	1.44%	1.75%
Nicholas Money Market Fund Inc CPI	2.98%	2.23%	2.48%

7 Day Yield 0.00%

The Fund's 7-day yield as of December 31, 2011 was calculated according to a required standard formula. To obtain the Fund's current 7-day yield information, please call 800-544-6547.

Of course, the Fund’s past performance is no guarantee of its future returns.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	NICHOLAS MONEY MARKET FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000832473
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2012
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Nicholas Money Market Fund Inc
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nicholas Money Market Fund, Inc. SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock
The Fund’s adviser, Nicholas Company, Inc. (the “Adviser”), has or may voluntarily undertake to waive a portion of the Fund’s management fee to the extent necessary to assist the Fund in attempting to avoid a negative yield. There is no guarantee that the Fund will avoid a negative yield. Such undertaking may be amended or withdrawn at any time.

Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is managed to provide a stable share price of $1.00, but there can be no assurance that the net asset value per share will not vary. The Fund invests only in short-term instruments (maturing in 397 days or less) and primarily invests in commercial paper, variable rate demand notes, other corporate debt instruments that meet specific credit quality and maturity standards (as discussed further herein), government securities, and financial institution obligations. Financial institution obligations include certificates of deposit and banker’s acceptances.

Money market funds, such as the Fund, must meet certain portfolio credit quality, maturity and diversification standards established by the SEC under the Investment Company Act of 1940. These standards include requirements to maintain high credit quality in its portfolio, maintain a short average portfolio maturity to minimize the effects of changes in interest rates on the value of the portfolio and to diversify the Fund’s investments among issuers to reduce the effects of a default by any one issuer on the value of the Fund’s shares. The Fund manages its portfolio subject to these strict SEC guidelines. To minimize the effect of changing interest rates on the net asset value of the Fund’s shares, the Fund intends to keep the weighted average maturity of its holdings to 60 days or less.

The Fund’s Adviser uses its best judgment in selecting investments, taking into consideration interest rates, terms and marketability of obligations as well as the capitalization, earnings, liquidity and other indicators of the financial condition of the issuer in arriving at investment decisions.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Money market funds are managed to maintain a $1.00 price per share. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. For example, there are risks that the Fund’s holdings could have their credit ratings downgraded, or an issuer could default, or that interest rates could rise sharply, thereby causing the value of the Fund’s securities (and its share price) to fall. As a result, there is a risk that the price of the Fund’s shares could fall below $1.00.

In addition, the Fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. There also is no guarantee that the Fund’s return will equal or exceed the rate of inflation.

As with all mutual funds, there is no guarantee that the Fund will achieve its goals.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency of the U.S. government. Although the Fund tries to maintain a $1.00 per share price, it is possible to lose money by investing in the Fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency of the U.S. government.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency of the U.S. government. Although the Fund tries to maintain a $1.00 per share price, it is possible to lose money by investing in the Fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart shown below provides some indication of the risks of investing in the Fund. The chart shows the variability of the Fund’s total return for the last ten calendar years. Variability of returns is one measure of the risks of investing in money market funds. The Fund’s returns, as shown below, have reflected changes in prevailing interest rates. Updated performance information for the Fund is available on our website at www.nicholasfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shown below provides some indication of the risks of investing in the Fund. The chart shows the variability of the Fund’s total return for the last ten calendar years.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nicholasfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance is no guarantee of its future returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
This next table shows how the Fund’s average annual total returns for the one, five and ten year periods ending on December 31, 2011 (the Fund’s most recently completed calendar year), compared to the returns of the Consumer Price Index (“CPI”).

Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock

The Fund's 7-day yield as of December 31, 2011 was calculated according to a required standard formula. To obtain the Fund's current 7-day yield information, please call 800-544-6547.

Of course, the Fund’s past performance is no guarantee of its future returns.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	7 Day Yield 0.00%
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the ten calendar year periods shown in the above bar chart, the highest quarterly return was 1.23% (for the quarter ended December 31, 2006) and the lowest quarterly return was 0.00% (for each quarter ended in 2011).

Average Annual Return:	rr_AverageAnnualReturnAbstract
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	7 Day Yield
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800-544-6547
Nicholas Money Market Fund Inc | Nicholas Money Market Fund Inc
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Wire Redemption Fee	rr_ShareholderFeeOther	15
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.52%	[1]
Expense Example:	rr_ExpenseExampleAbstract
One Year	rr_ExpenseExampleYear01	53
Three Year	rr_ExpenseExampleYear03	167
Five Year	rr_ExpenseExampleYear05	291
Ten Year	rr_ExpenseExampleYear10	653
Bar Chart Table:	rr_BarChartTableAbstract
Annual Return 2002	rr_AnnualReturn2002	1.39%
Annual Return 2003	rr_AnnualReturn2003	0.75%
Annual Return 2004	rr_AnnualReturn2004	0.91%
Annual Return 2005	rr_AnnualReturn2005	2.75%
Annual Return 2006	rr_AnnualReturn2006	4.58%
Annual Return 2007	rr_AnnualReturn2007	4.83%
Annual Return 2008	rr_AnnualReturn2008	2.26%
Annual Return 2009	rr_AnnualReturn2009	0.16%
Annual Return 2010	rr_AnnualReturn2010	0.05%
Annual Return 2011	rr_AnnualReturn2011	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	none
Five Year	rr_AverageAnnualReturnYear05	1.44%
Ten Year	rr_AverageAnnualReturnYear10	1.75%
Nicholas Money Market Fund Inc | CPI
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.98%
Five Year	rr_AverageAnnualReturnYear05	2.23%
Ten Year	rr_AverageAnnualReturnYear10	2.48%

[1]	Management Fees, Other Expenses and Total Annual Fund Operating Expenses do not reflect the Adviser's voluntary absorption of Fund expenses. After reimbursement of expenses, Management Fees, Other Expenses and Total Annual Fund Operating Expenses were 0.00%, 0.20%, and 0.20%, respectively. Currently the Adviser has agreed to voluntarily absorb management fees of 0.30% of the average net assets on an annual basis. The Adviser may decrease or discontinue its absorption of the Fund's expenses at any time in its sole discretion.